SUBSEQUENT EVENTS (Details) (USD $)				0 Months Ended	12 Months Ended				0 Months Ended				1 Months Ended		1 Months Ended
	Sep. 30, 2012 Minimum	Oct. 03, 2012 Subsequent Event Agreement and Plan of Merger item	Oct. 03, 2012 Subsequent Event Agreement and Plan of Merger Minimum	Oct. 03, 2012 Subsequent Event Agreement and Plan of Merger Maximum	Dec. 31, 2012 Subsequent Event ANI Pharmaceuticals, Inc Employee Reduction	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Agreement and Plan of Merger item	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Agreement and Plan of Merger Minimum	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Agreement and Plan of Merger Maximum	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Voting Agreements item	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Lock-Up Agreements	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum	Oct. 31, 2012 Subsequent Event Teva Third Amendment To License Agreement	Oct. 31, 2012 Subsequent Event Teva Third Amendment To License Agreement Milestone payment upon FDA authorization of marketing of licensed male testosterone gel Forecast
Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Milestone payment upon earlier of December 31, 2012 and five business days after submission to FDA of final report on washing clinical study
Forecast
item

Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Milestone payment upon earlier of December 31, 2013 and five business days after commencement of commercial manufacture of licensed product for sale in the United States
Forecast
item

Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Forecast

Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Minimum
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Forecast
item

SUBSEQUENT EVENTS
Percentage of outstanding shares of common stock of combined company owned by current stockholders		47.00%		49.90%		53.00%	50.10%
Number of directors of the entity in board of directors of the combined company		2				5
Reverse split ratio			0.2	0.5
Net cash required to obligate the entity to effect merger	$ 17,000,000		$ 17,000,000
Termination fee payable under specified circumstances				1,000,000				750,000
Reimbursement of expenses in connection with merger				500,000
Percentage of outstanding shares of capital stock held by stockholders as of the close of business									90.00%
Number of stockholders holding 57 percent of outstanding shares of common stock									1
Percentage of outstanding shares of common stock held by stockholders who agreed to vote in favor of election of directors									57.00%
Number of directors designated by the entity at the first annual meeting of stockholders following the completion of the Merger									2
Percentage of outstanding shares of common stock held collectively by specified personnel who entered into voting agreements									2.00%	85.00%
Locking period on the sale of shares of the Company's common stock received in the Merger										6 months
Number of contingent value rights issued in exchange for one share of common stock (in shares)											1
Period during which net cash payments can be received after distribution of rights											10 years
Net cash payments to be distributed to holders of the CVRs expressed as percentage of net cash payments received											66.00%
Aggregate net cash payments to be distributed to holders of CVRs												40,000,000
Severance costs					300,000
Payments received from agreements													1,000,000
Aggregate amount receivable, if regulatory milestones are successfully achieved														500,000	750,000	500,000
Number of business days considered in milestone payments															5	5
Payments receivable, if sole marketer rights are given																	$ 4,000,000
Number of days from the launch of the licensed product in the United States for which sole marketer right is given for additional payment																		180
Royalty rate as a percentage of net sales													5.00%				7.50%